Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Principal Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:
Category	Estimated useful lives	Residual value
Buildings	10 years to 50 years	5%
Electronic devices and other general equipment	2 years to 5 years	0%,5%
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets	0%

Schedule of Concentration Risk

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31,
	2023		2024
Percentage of the Group’s accounts receivable	Amount	%	Amount	%
Customer A	4,000	42.6	*	*
Customer B	5,380	57.4	*	*
Customer C	*	*	84,128	53.7
Customer D	*	*	72,642	46.3

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total accounts payable:

	As of December 31,
	2023		2024
Percentage of the Group’s accounts payable	Amount	%	Amount	%
Supplier A	530,104	35.2	*	*
Supplier B	356,360	23.7	*	*
Supplier C	*	*	154,725	39.8
Supplier D	*	*	73,100	18.8
Supplier E	*	*	47,556	12.2

*	Represent percentage less than 10%